Shareholder Report, Holdings (Details) - C000211759 [Member]	Dec. 31, 2024
Holdings [Line Items]
Percent of Total Investments	100.00%
Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
Yankee bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Corporate bonds government guaranteed [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Short term and other assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%